MERGER TRANSACTON (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Revenues	$ 199,478	$ 0	$ 677,152	$ 0	$ 1,272,800	$ 0
Cost of sales	31,786	0	145,545	0	1,005,341	0
Gross margin	167,692	0	531,607	0	267,459	0
Operating expenses	616,036	14,572	923,142	14,932	310,096	395,456
Net operating income	$ (448,344)	$ (14,572)	$ (391,535)	$ (14,932)	(42,637)	$ (395,456)
TAG
Revenues					9,558,549
Cost of sales					7,268,894
Gross margin					2,289,655
Operating expenses					668,133
Net operating income					$ 1,621,521